S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 10, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Sponsor
Our sponsor, GigAcquisitions10 Corp., is a Cayman Islands exempted company. Although our sponsor is permitted to undertake any activities permitted under the Companies Act and other applicable law, our sponsor’s operations are focused on investing in our company.
Our Chief Executive Officer
, Avi S. Katz, and Dr. Raluca Dinu, our director, currently own 100% of the shares in the sponsor, and hold voting and investment discretion with respect to the securities held of record by the sponsor. Dr. Avi S. Katz and Dr. Raluca Dinu are sole directors of the sponsor. No other entity or person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
GigAcquisitions10 Corp.	$30,000 per month	Office space, administrative and shared personnel support services

	[ ] Class B ordinary shares, of which [ ] Class B ordinary shares remain subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised during this offering. Our sponsor has entered into separate agreements with the few investors to sell at the time of this offering [ ] founder shares to the few investors at an aggregate price of $[ ].	$25,000, part of which will be recouped through the sales of founder shares to the few investors

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	$100,000 loan	Repaympent of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Chief Financial Officer (Christine Marshall)	Initially $10,000 per month, but we have the ability to increase the amounts being paid up to $20,000 per month.	Monthly payments to Chief Financial Officer

	15,000 insider shares, subject to forfeiture if Ms. Marshall resigns or is removed for cause from her position with the Company prior to consummation of our initial business combination	Future services as Chief Financial Officer

GigAcquisitions10 Corp.	[ ] private placement units to be purchased simultaneously with the closing of this offering (including if the underwriters’ over-allotment option is exercised in full)	$[ ]

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

GigAcquisitions10 Corp, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees
Any services in order to effectuate the completion of our initial business combination, which, if payments are made in connection with such services prior to the completion of our initial business combination, will be paid from funds held outside the trust account. No agreements have been signed as of the date of this prospectus.

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. No agreements have been signed as of the date of this prospectus.
Because we have or will receive an aggregate of $[ ] for the 10,857,857 Class B ordinary shares that have or will be issued collectively to our sponsor, the few investors, the non-managing
investors and Ms. Marshall, or a nominal aggregate purchase price of $[ ] per share, our public shareholders will incur an immediate and material dilution upon the closing of this offering. Further, the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. In addition, because our designated investors and the non-managing
investors will acquire the private placement units, including the private placement shares, at a price of $[ ] per private placement unit that is less than the amount paid by our public shareholders for the public units which we are selling in this offering, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. Additionally, our public shareholders may experience dilution from the conversion of the private placement rights that form a part of the private placement units into 36,000 Class A ordinary shares (or converting into up to [ ] Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) to be purchased in the private placement simultaneously with the closing of this offering. Further, our public shareholders may experience material dilution if the $1,500,000 in working capital loans is fully advanced by the sponsor and the sponsor elects to convert the working capital loans into private placement units at $10.00 per unit, resulting in the sponsor receiving an additional 150,000 private placement units.
See the sections titled
“
Risk Factors - Risks Relating to our Securities - The nominal purchase price paid by our designated investors for the founder shares and paid by the non-managing
investors for the private investor shares, as well as the grant of the insider shares to our Chief Financial
Officer, in addition to the sale of private placement units to the designated investors and the non-managing
investors, may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination.”
and “
Dilution
.”
The founder shares, insider shares and private investor shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts issued in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, approximately 30% of the sum of (i) all ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the securities underlying the private placement units issued to the sponsor and non-managing
investors), (ii) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) and (iii) minus any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination; provided that such conversion of founder shares and insider shares will never occur on a less than
one-for-one
basis.
See the section titled “
Summary - The Offering - Conversion of founder shares, insider shares and private investor shares and anti-dilution rights
.”
If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution. This dilution would increase to the extent that the anti-dilution provision of the founder shares, insider shares and private investor shares result in the issuance of Class A ordinary shares on a greater than one-for-one
basis upon conversion of the founder shares, insider shares and private investor shares at the time of our initial business combination.
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers, and the few investors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, insider shares and private placement units, as summarized in the table below. In addition, the non-managing
investors have agreed to substantially the same certain transfer restrictions with respect to the private placement units and private investor shares held by them, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares and insider shares
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial

GigAcquisitions10 Corp.

Dr. Avi S. Katz

Dr. Raluca Dinu

Ambassador Adrian Zuckerman

Rafael Beyar

Stas Budagov

Gil Frostig

Christine M. Marshall

The few investors acquiring founder shares from GigAcquisitions10 Corp.

Transfers permitted (1) amongst such holders and their affiliates, to our executive officers or directors, or to any affiliate or family member of any of our executive officers or directors, (2) in the case of an entity, as a distribution to its partners, shareholders or members upon its liquidation, (3) in the case of an individual, (i) by bona fide gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (ii) by virtue of the laws of descent and distribution upon death of such person, (iii) pursuant to a qualified domestic relations order, (4) by certain pledges to secure obligations incurred in connection with purchases of our company’s securities, (5) through private sales or transfers made in connection with the consummation of our initial business combination at prices no greater than the price at which such securities were

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

originally purchased, (6) to us for no value for cancellation in connection with the consummation of our initial business combination; provided that (except for clause (6)) these transferees (“permitted transferees”) shall enter into a written agreement with us agreeing to be bound by the transfer restrictions agreed to by the original holder in connection with the purchase of the securities being transferred. In addition, the sponsor, executive officers and directors may transfer, assign or sell any of the founder shares, insider shares or private placement units ((including underlying securities) (i) in the event of our liquidation prior to the consummation of our initial business combination; (ii) by virtue of the laws of the Cayman Islands, by virtue of sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of the sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of the sponsor that holds any such securities, upon liquidation or dissolution of such subsidiary; or (iii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
the completion of our initial business combination.

Private placement units (including underlying securities)	Thirty days after the completion of our initial business combination
GigAcquisitions10 Corp.

Dr. Avi S. Katz

Dr. Raluca Dinu

Ambassador Adrian Zuckerman

Rafael Beyar

Stas Budagov

Gil Frostig

The few investors acquiring founder shares from GigAcquisitions10 Corp.

Non-managing
investors
Same as above.

Private investor shares
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
		Non-managing investors	Same as above.

Any units, share rights, ordinary shares or any	180 days from the date of this prospectus	GigAcquisitions10 Corp. Dr . Avi S. Katz	We, our sponsor, directors and officers, and the few investors have agreed that, for a period

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights		Dr. Raluca Dinu Ambassador Adrian Zuckerman Mizrachi Rafael Beyar Stas Budagov Gil Frostig Christine M. Marshall The few investors acquiring founder shares from GigAcquisitions10 Corp.
of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, share rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions.

The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares, insider shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Up to [ ] of the founder shares and up to [ ] of the private investor shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination as determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, insider shares private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.
Our letter agreement may be amended without shareholder approval. Such transfer restrictions have been amended in connection with business combinations for certain other special purpose acquisition companies. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement.
The
non-managing
investors have agreed in their subscription agreements to the transfer restrictions with respect to the private investor shares and private placement units. Since such subscription agreements are bilateral contractual obligations of the company and such non-managing
investors, the transfer restrictions may be amended without any vote of the public shareholders. However, the non-managing
sponsor investors will not be subject to transfer restrictions or a lock-up
agreement on any public units, public shares or public rights that they may purchase in this offering or thereafter.
See “
Summary—The Offering -
Transfer restrictions applicable to founder shares, insider shares, private investor shares, private placement shares and private placement rights (and shares into which the rights convert).
”

SPAC Sponsor, Controlling Persons [Table Text Block]
Our Chief Executive Officer
, Avi S. Katz, and Dr. Raluca Dinu, our director, currently own 100% of the shares in the sponsor, and hold voting and investment discretion with respect to the securities held of record by the sponsor. Dr. Avi S. Katz and Dr. Raluca Dinu are sole directors of the sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	No other entity or person has a direct or indirect material interest in our sponsor.
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers, and the few investors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, insider shares and private placement units, as summarized in the table below. In addition, the non-managing
investors have agreed to substantially the same certain transfer restrictions with respect to the private placement units and private investor shares held by them, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares and insider shares
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial

GigAcquisitions10 Corp.

Dr. Avi S. Katz

Dr. Raluca Dinu

Ambassador Adrian Zuckerman

Rafael Beyar

Stas Budagov

Gil Frostig

Christine M. Marshall

The few investors acquiring founder shares from GigAcquisitions10 Corp.

Transfers permitted (1) amongst such holders and their affiliates, to our executive officers or directors, or to any affiliate or family member of any of our executive officers or directors, (2) in the case of an entity, as a distribution to its partners, shareholders or members upon its liquidation, (3) in the case of an individual, (i) by bona fide gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (ii) by virtue of the laws of descent and distribution upon death of such person, (iii) pursuant to a qualified domestic relations order, (4) by certain pledges to secure obligations incurred in connection with purchases of our company’s securities, (5) through private sales or transfers made in connection with the consummation of our initial business combination at prices no greater than the price at which such securities were

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

originally purchased, (6) to us for no value for cancellation in connection with the consummation of our initial business combination; provided that (except for clause (6)) these transferees (“permitted transferees”) shall enter into a written agreement with us agreeing to be bound by the transfer restrictions agreed to by the original holder in connection with the purchase of the securities being transferred. In addition, the sponsor, executive officers and directors may transfer, assign or sell any of the founder shares, insider shares or private placement units ((including underlying securities) (i) in the event of our liquidation prior to the consummation of our initial business combination; (ii) by virtue of the laws of the Cayman Islands, by virtue of sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of the sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of the sponsor that holds any such securities, upon liquidation or dissolution of such subsidiary; or (iii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
the completion of our initial business combination.

Private placement units (including underlying securities)	Thirty days after the completion of our initial business combination
GigAcquisitions10 Corp.

Dr. Avi S. Katz

Dr. Raluca Dinu

Ambassador Adrian Zuckerman

Rafael Beyar

Stas Budagov

Gil Frostig

The few investors acquiring founder shares from GigAcquisitions10 Corp.

Non-managing
investors
Same as above.

Private investor shares
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
		Non-managing investors	Same as above.

Any units, share rights, ordinary shares or any	180 days from the date of this prospectus	GigAcquisitions10 Corp. Dr . Avi S. Katz	We, our sponsor, directors and officers, and the few investors have agreed that, for a period

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights		Dr. Raluca Dinu Ambassador Adrian Zuckerman Mizrachi Rafael Beyar Stas Budagov Gil Frostig Christine M. Marshall The few investors acquiring founder shares from GigAcquisitions10 Corp.
of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, share rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions.

The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares, insider shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations.

Individual	Entity	Entity’s Business	Affiliation
Dr. Avi S. Katz	Gig4L, LLC	Consulting and Investment	Founder and managing member

	GigManagement, LLC	Management Company	Co-founder and managing member

	GigAcquisitions7 Corp.	PPE (SPAC) sponsorship	Founder and manager

	GigAcquisitions8 Corp.	PPE (SPAC) sponsorship	Founder and manager

	GigAcquisitions9 Corp.	PPE (SPAC) sponsorship	Founder and manager

	UpHealth, Inc.	Healthcare and Telemedicine	Chairman of board of directors

	QT Imaging Holdings, Inc.	Medical Device	Chairman of board of directors

	Hadron Energy, Inc.	Nuclear Energy	Chairman of board of directors

	GigCapital8 Corp.	SPAC	Chief Executive Officer

	GigCapital9 Corp.	SPAC	Chief Executive Officer

Christine M. Marshall	GigCapital8 Corp.	SPAC	Chief Financial Officer

Individual	Entity	Entity’s Business	Affiliation

	GigCapital9 Corp.	SPAC	Chief Financial Officer

Dr. Raluca Dinu	GigManagement, LLC	Management Company	Co-founder and managing member

	Gig4L, LLC	Consulting and Investment	Founder and managing member

	GigAcquisitions7 Corp.	PPE (SPAC) sponsorship	Founder and manager

	GigAcquisitions8 Corp.	PPE (SPAC) sponsorship	Founder and manager

	GigAcquisitions9 Corp.	PPE (SPAC) sponsorship	Founder and manager

	UpHealth, Inc.	Healthcare and Telemedicine	Director

	QT Imaging Holdings, Inc.	Medical Device	Chief Executive Officer, President, Secretary and Director

	Hadron Energy, Inc.	Nuclear Energy	Director

	GigCapital8 Corp.	SPAC	Director

	GigCapital9 Corp.	SPAC	Director

Ambassador Adrian Zuckerman	DLA Piper LLP (US)	Law Firm	Of Counsel

	Hadron Energy, Inc.	Nuclear Energy	Director

	GigCapital8 Corp.	SPAC	Director

	GigCapital9 Corp.	SPAC	Director

Anastas Budagov	[ ]	[ ]	[ ]

Prof. Rafi Beyar	[ ]	[ ]	[ ]

Gil Frostig	J-Ventures VC	VC Fund	General Partner and CTO